UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY



                  Investment Company Act file number: 811-5090


         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                     ONE CITYPLACE, HARTFORD, CT 06103-3415
                     --------------------------------------
               (Address of principal executive offices) (Zip code)


                                ERNEST J. WRIGHT

                  ASSISTANT SECRETARY TO THE BOARD OF MANAGERS

         TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES


                     ONE CITYPLACE, HARTFORD, CT 06103-3415
                     --------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 860-308-1000

Date of fiscal year end: December 31

Date of reporting period: 07/01/2003 - 06/30/2004
                          -----------------------

ITEM 1.  PROXY VOTING RECORD



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05090
Reporting Period: 07/01/2003 - 06/30/2004
Tactical Growth and Income Stock Account for Variable Annuities









============ TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE =============
============                       ANNUITIES                       =============


APPLIED MICRO CIRCUITS CORPORATION

Ticker:       AMCC           Security ID:  03822W
Meeting Date: AUG 27, 2003   Meeting Type: Annual
Record Date:  JUL 1, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    TO RATIFY THE SELECTION OF ERNST & YOUNG  For       For        Management
      LLP AS INDEPENDENT AUDITORS OF THE
      COMPANY FOR THE FISCAL YEAR ENDING MARCH
      31, 2004.


--------------------------------------------------------------------------------

COMPUTER ASSOCIATES INTERNATIONAL, I

Ticker:       CA             Security ID:  204912
Meeting Date: AUG 27, 2003   Meeting Type: Annual
Record Date:  JUL 2, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    APPROVAL OF THE 2003 COMPENSATION PLAN    For       For        Management
      FOR NON-EMPLOYEE DIRECTORS.
03    RATIFICATION OF THE APPOINTMENT OF KPMG   For       For        Management
      LLP AS THE COMPANY S INDEPENDENT AUDITORS
      FOR THE FISCAL YEAR ENDING MARCH 31,
      2004.


--------------------------------------------------------------------------------

DELL COMPUTER CORPORATION

Ticker:       DELL           Security ID:  247025
Meeting Date: JUL 18, 2003   Meeting Type: Annual
Record Date:  MAY 23, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    ELIMINATION OF CLASSIFIED BOARD           For       For        Management
03    CHANGE OF COMPANY NAME TO  DELL INC.      For       For        Management
04    APPROVAL OF EXECUTIVE ANNUAL INCENTIVE    For       For        Management
      BONUS PLAN

--------------------------------------------------------------------------------

ELECTRONIC ARTS INC.

Ticker:       ERTS           Security ID:  285512
Meeting Date: JUL 31, 2003   Meeting Type: Annual
Record Date:  JUN 4, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    AMENDMENT TO THE 2000 EQUITY INCENTIVE    For       For        Management
      PLAN
03    AMENDMENT TO THE 2000 EMPLOYEE STOCK      For       For        Management
      PURCHASE PLAN
04    RATIFICATION OF APPOINTMENT OF            For       For        Management
      INDEPENDENT AUDITORS


--------------------------------------------------------------------------------

GENERAL MILLS, INC.

Ticker:       GIS            Security ID:  370334
Meeting Date: SEP 22, 2003   Meeting Type: Annual
Record Date:  JUL 24, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    APPROVAL OF APPOINTMENT OF KPMG LLP AS    For       For        Management
      INDEPENDENT AUDITOR.
03    ADOPTION OF THE GENERAL MILLS, INC. 2003  For       For        Management
      STOCK COMPENSATION PLAN.


--------------------------------------------------------------------------------

MEDTRONIC, INC.

Ticker:       MDT            Security ID:  585055
Meeting Date: AUG 28, 2003   Meeting Type: Annual
Record Date:  JUL 3, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    TO RATIFY THE APPOINTMENT OF              For       For        Management
      PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC S
      INDEPENDENT AUDITORS
03    TO APPROVE MEDTRONIC S 2003 LONG-TERM     For       For        Management
      INCENTIVE PLAN.
04    TO APPROVE MEDTRONIC S EXECUTIVE          For       For        Management
      INCENTIVE PLAN.

--------------------------------------------------------------------------------

NATIONAL SEMICONDUCTOR CORPORATION

Ticker:       NSM            Security ID:  637640
Meeting Date: SEP 26, 2003   Meeting Type: Annual
Record Date:  AUG 14, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    TO APPROVE KPMG LLP AS AUDITORS OF THE    For       For        Management
      COMPANY.
03    TO APPROVE THE ADOPTION OF THE 2003       For       For        Management
      EMPLOYEES STOCK PURCHASE PLAN.


--------------------------------------------------------------------------------

NIKE, INC.

Ticker:       NKE            Security ID:  654106
Meeting Date: SEP 22, 2003   Meeting Type: Annual
Record Date:  JUL 25, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    PROPOSAL TO APPROVE AN AMENDMENT TO THE   For       For        Management
      NIKE, INC. 1990 STOCK INCENTIVE PLAN.
03    PROPOSAL TO RATIFY THE APPOINTMENT OF     For       For        Management
      PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
      ACCOUNTANTS.


--------------------------------------------------------------------------------

NVIDIA CORPORATION

Ticker:       NVDA           Security ID:  67066G
Meeting Date: JUL 10, 2003   Meeting Type: Annual
Record Date:  MAY 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    TO RATIFY THE SELECTION OF KPMG LLP AS    For       For        Management
      NVIDIA S INDEPENDENT AUDITORS FOR THE
      FISCAL YEAR ENDING JANUARY 25, 2004.


--------------------------------------------------------------------------------

PAYCHEX, INC.

Ticker:       PAYX           Security ID:  704326
Meeting Date: OCT 2, 2003    Meeting Type: Annual
Record Date:  AUG 4, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management

--------------------------------------------------------------------------------

QLOGIC CORPORATION

Ticker:       QLGC           Security ID:  747277
Meeting Date: AUG 26, 2003   Meeting Type: Annual
Record Date:  JUL 1, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
01    DIRECTOR                                  For       For        Management
02    AMENDMENT TO THE QLOGIC CORPORATION STOCK For       For        Management
      AWARDS PLAN TO EXTEND THE EXPIRATION DATE
      OF THE AWARDS PLAN TO JULY 31, 2006.
03    RATIFICATION OF APPOINTMENT OF KPMG LLP   For       For        Management
      AS INDEPENDENT AUDITORS.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant  TACTICAL GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
            ---------------------------------------------------------------


By (Signature and Title)   /s/  R. Jay Gerken
                           ------------------
                           R. Jay Gerken
                           Chairman, Board of Mangers
                           Chief Executive Officer and President

Date  AUGUST 30, 2004
      ---------------